Organization - Schedule of Change in Accounting Estimate (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2015		Dec. 31, 2014	Sep. 30, 2014		Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in Accounting Estimate [Line Items]
Reduction in Amortization of mortgage servicing rights	$ (18,108)			$ (60,783)								$ (88,188)		$ (186,075)		$ (250,375)	$ (282,781)	$ (72,897)
Increase in Net income attributable to Ocwen common stockholders	$ (66,869)	[1]	$ (521,875)	$ (76,189)	[1]	$ 65,958	$ 59,504	$ 134,278	$ 54,725	$ 63,057	$ 46,338	$ (22,776)	[1]	$ 49,273	[1]	$ (472,602)	$ 298,398	$ 180,778
Increase in Earnings per share attributable to Ocwen common stockholders:
Basic (in dollars per share)	$ (0.53)		$ (4.16)	$ (0.58)		$ 0.49	$ 0.44	$ 0.99	$ 0.40	$ 0.46	$ 0.34	$ (0.18)		$ 0.37		$ (3.60)	$ 2.20	$ 1.35
Diluted (in dollars per share)	$ (0.53)		$ (4.16)	$ (0.58)		$ 0.48	$ 0.43	$ 0.95	$ 0.39	$ 0.45	$ 0.33	$ (0.18)		$ 0.36		$ (3.60)	$ 2.13	$ 1.31
MSR Amortization Change In Estimate [Member]
Change in Accounting Estimate [Line Items]
Reduction in Amortization of mortgage servicing rights																$ (89,885)
Increase in Net income attributable to Ocwen common stockholders																$ 80,285
Increase in Earnings per share attributable to Ocwen common stockholders:
Basic (in dollars per share)																$ 0.61
Diluted (in dollars per share)																$ 0.61

[1]	For the three and nine months ended September 30, 2015 and for three months ended September 30, 2014, we have excluded the effect of preferred stock, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.